Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2017
Registrant Name	FPA PARAMOUNT FUND INC
Central Index Key	0000076210
Amendment Flag	false
Document Creation Date	Jun. 22, 2017
Document Effective Date	Jun. 22, 2017
Prospectus Date	Jan. 31, 2017
FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Prospectus:
Trading Symbol	fprax